Risk Management Activities, Derivatives, and Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk Management Activities, Derivatives and Financial Instruments
Note 4—Risk Management Activities, Derivatives and Financial Instruments
The nature of our business necessarily involves commodity market and financial risks.  Specifically, we are exposed to commodity price variability related to our power generation business.  Our commercial team manages these commodity price risks with financially and physically settled contracts consistent with our commodity risk management policy.  Our treasury team manages our interest rate risk.
Our commodity risk management policy gives us the flexibility to sell energy and capacity and purchase fuel through a combination of spot market sales and near-term contractual arrangements (generally over a rolling one- to three-year time frame).  Our commodity risk management goal is to protect cash flow in the near-term while keeping the ability to capture value longer-term.
Many of our contractual arrangements are derivative instruments and are accounted for at fair value as part of Revenues in our consolidated statements of operations.  We have other contractual arrangements such as capacity forward sales arrangements, tolling arrangements, fixed price coal purchases and retail power sales which do not receive recurring fair value accounting treatment because these arrangements do not meet the definition of a derivative or are designated as “normal purchase, normal sale,” in accordance with ASC 815, Derivatives and Hedging.  As a result, the gains and losses with respect to these arrangements are not reflected in the consolidated statements of operations until the delivery occurs.
 Quantitative Disclosures Related to Financial Instruments and Derivatives
As of December 31, 2016, we had net purchases and sales of derivative contracts outstanding in the following quantities:

Contract Type	Quantity	Unit of Measure	Fair Value (1)
(dollars and quantities in millions)	Purchases (Sales)		Asset (Liability)
Commodity contracts:
Electricity derivatives (2)	(69)	MWh	$(115)
Electricity basis derivatives (3)	(21)	MWh	$(4)
Natural gas derivatives (2)	423	MMBtu	$123
Natural gas basis derivatives	61	MMBtu	$(12)
Emissions derivatives	8	Metric Ton	$(10)
Interest rate swaps	769	U.S. Dollar	$(30)
Common stock warrants (4)	16	Warrant	$(1)
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(1)	Includes both asset and liability risk management positions, but excludes margin and collateral netting of $54 million.

(2)	Mainly comprised of swaps, options and physical forwards.

(3)	Comprised of FTRs and swaps.

(4)	Each warrant is convertible into one share of Dynegy common stock.
Derivatives on the Balance Sheet.      The following tables present the fair value and balance sheet classification of derivatives in our consolidated balance sheets as of December 31, 2016 and 2015. As of December 31, 2016 and 2015, there were no gross amounts available to be offset that were not offset in our consolidated balance sheets.

		December 31, 2016
			Gross amounts offset in the balance sheet
Contract Type	Balance Sheet Location	Gross Fair Value	Contract Netting	Collateral or Margin Received or Paid	Net Fair Value
(amounts in millions)
Derivative assets:
Commodity contracts	Assets from risk management activities	$311	$(165)	$	$146
Total derivative assets		$311	$(165)	$—	$146

Derivative liabilities:
Commodity contracts	Liabilities from risk management activities	$(329)	$165	$54	$(110)
Interest rate contracts	Liabilities from risk management activities	(30)	—	—	(30)
Common stock warrants	Accrued liabilities and other current liabilities	(1)	—	—	(1)
Total derivative liabilities		$(360)	$165	$54	$(141)
Total derivatives		$(49)	$	$54	$5

		December 31, 2015
			Gross amounts offset in the balance sheet
Contract Type	Balance Sheet Location	Gross Fair Value	Contract Netting	Collateral or Margin Received or Paid	Net Fair Value
(amounts in millions)
Derivative assets:
Commodity contracts	Assets from risk management activities	$403	$(285)	$	$118
Total derivative assets		$403	$(285)	$—	$118

Derivative liabilities:
Commodity contracts	Liabilities from risk management activities	$(557)	$285	$106	$(166)
Interest rate contracts	Liabilities from risk management activities	(42)	—	—	(42)
Common stock warrants	Other long-term liabilities	(7)	—	—	(7)
Total derivative liabilities		$(606)	$285	$106	$(215)
Total derivatives		$(203)	$	$106	$(97)
Certain of our derivative instruments have credit limits that require us to post collateral. The amount of collateral required to be posted is a function of the net liability position of the derivative as well as our established credit limit with the respective counterparty. If our credit rating were to worsen, the counterparties could require us to post additional collateral. The amount of additional collateral that would be required to be posted would vary depending on the extent of change in our credit rating as well as the requirements of the individual counterparty. As of December 31, 2016, the aggregate fair value of all commodity derivative instruments containing credit-risk-related contingent features which are in a liability position and not fully collateralized is $15 million for which we have posted $9 million in collateral. Transactions with our clearing brokers are excluded as they are fully collateralized. Our remaining derivative instruments do not have credit-related collateral contingencies as they are included within our first-lien collateral program.
The following table summarizes our cash collateral posted as of December 31, 2016 and 2015, within Prepayments and other current assets in our consolidated balance sheets, and the amount applied against short-term risk management activities:

Location on Balance Sheet	December 31, 2016	December 31, 2015
(amounts in millions)
Gross collateral posted with counterparties	$116	$162
Less: Collateral netted against risk management liabilities	54	106
Net collateral within Prepayments and other current assets	$62	$56

Impact of Derivatives on the Consolidated Statements of Operations
We elect not to designate derivatives related to our power generation business and interest rate instruments as cash flow or fair value hedges.  Thus, we account for changes in the fair value of these derivatives within our consolidated statements of operations.
Our consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 include the impact of derivative financial instruments as presented below.

Derivatives Not Designated as Hedges	Location of Gain (Loss) Recognized in Income on Derivatives	Year Ended December 31,
		2016	2015	2014
(amounts in millions)
Commodity contracts	Revenues	$270	$194	$(183)
Interest rate contracts	Interest expense	$(5)	$(15)	$(15)
Common stock warrants	Other income and (expense), net	$6	$54	$(40)